Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 4,134,016	$ 3,791,610
Container Purchases
Property Subject to or Available for Operating Lease [Line Items]
Containers, net		18,453
Other net assets		1,440
Purchase price	$ 13,191	$ 19,893